Income Taxes - Summary of Deferred Tax Assets (Liabilities) (Details) - CAD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Deferred Tax Assets And Liabilities [Line Items]
Net deferred tax asset (liability)	$ 0	$ 0	$ 0
Property, Plant and Equipment
Deferred Tax Assets And Liabilities [Line Items]
Net deferred tax asset (liability)	(5,829)	(0)
Net Investment in Subleases
Deferred Tax Assets And Liabilities [Line Items]
Net deferred tax asset (liability)	(3,316)	(4,183)
Intangible Assets
Deferred Tax Assets And Liabilities [Line Items]
Net deferred tax asset (liability)	(13,208)	(14,099)
Lease liabilities
Deferred Tax Assets And Liabilities [Line Items]
Net deferred tax asset (liability)	22,395	18,324
Other
Deferred Tax Assets And Liabilities [Line Items]
Net deferred tax asset (liability)	$ (42)	$ (42)